Note 16 - Properties, Plants, Equipment and Mine Development, net, and Lease Commitments (Details textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Capital additions (excluding non-cash items)	$ 190.9
Lucky Friday [Member]
Financing Receivable, Past Due [Line Items]
Capital additions (excluding non-cash items)	72.9
Greens Creek [Member]
Financing Receivable, Past Due [Line Items]
Capital additions (excluding non-cash items)	54.6
Mining Assets, Value Beyond Proven and Probable Reserves (VBPP)	69.7	$ 83.3
Nevada Operations [Member]
Financing Receivable, Past Due [Line Items]
Mining Assets, Value Beyond Proven and Probable Reserves (VBPP)	388.2	388.2
Keno Hill [Member]
Financing Receivable, Past Due [Line Items]
Capital additions (excluding non-cash items)	58.2
Mining Assets, Value Beyond Proven and Probable Reserves (VBPP)	$ 83.0	$ 95.7